Commitments and contingencies (Detail) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 08, 2011	Feb. 28, 2013	Mar. 31, 2013	Mar. 22, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							4,000,000
Share Price (in Dollars per share)							$ 0.25
Aggregate Sales Price for Common Stock							$ 1,000,000
Minimum Installment Amount of Purchase Price							100,000
Proceeds from Issuance of Common Stock					100,000		25,000
Stock Issued During Period, Shares, New Issues (in Shares)	2,804,593	100,000	246,000	173,000	400,000		100,000
Operating Leases, Rent Expense, Net					27,474	86,798	298,452	361,189
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation			7,681		7,681		6,468	1,617
Capital Leases, Balance Sheet, Assets by Major Class, Net			6,872		6,872		8,085	12,935
Loss Contingency, Damages Sought, Value					3,000,000		3,000,000
Aggregate Sales Price for Common Stock							1,000,000
Minimum Installment Amount of Purchase Price							100,000
Subsequent Event [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							2,243,644
Proceeds from Issuance of Common Stock							75,000
Stock Issued During Period, Shares, New Issues (in Shares)							300,000
Pro Forma [Member]
Cash							100,000
Scenario, Forecast [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)			3,600,000		3,600,000		3,900,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock			900,000		900,000		975,000
On Or Before January 31, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							50,000
On Or Before February 15, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							50,000
On Or Before May 27, 2014 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							$ 900,000